Cover Page	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	BurgerFi International, Inc.
Entity Central Index Key	0001723580
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false